CONTRACT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities consists of the following:

	September 30, 2024	September 30, 2023

Balance at beginning of year	$7,943	$254,163
Additions	858,595	586,860
Recognized to revenue during the year	(864,865)	(833,080)
Balance at the end of year	$1,673	$7,943